Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 (UNAUDITED)

Dear Shareholder:

The six-month period ended August 31, 2002, was a difficult one for the equity markets in general and for global utilities stocks in particular. The global economic strength of the early part of the year weakened considerably, resulting in strong relative performance for the defensive sectors of power and telecommunications. Unregulated power generation stocks in the United States in particular performed poorly as the prospects of a generation glut in 2003 became clearer. International utilities, which didn't experience some of the problems of their U.S. counterparts, were a relative bright spot, as foreign currencies gained against the U.S. dollar.

Performance and Portfolio Strategy

For the six-month period ended August 31, 2002, Morgan Stanley Global Utilities Fund's Class A, B, C and D shares returned -12.93 percent, -13.27 percent, -13.08 percent and -12.78 percent, respectively. For the same period, the broad-based Morgan Stanley Capital International World Index (MSCI World Index) returned -12.98 percent.* The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The softening of the global economy during the period led to a refocusing of the Fund's portfolio into more-defensive utilities. However, these changes had little impact on the Fund's broad geographic and industry allocations, which were little changed during the period under review. The more-defensive stocks in the portfolio outperformed the MSCI World Index, while select equities, including those substantially involved in the unregulated power sector, underperformed.

During the past six months, the number of stocks held in the Fund's portfolio was reduced from 45 to 37 as the portfolio management team concentrated the Fund's assets among companies it believed to be fundamentally strong and have greater dividend yield support. New positions added to the portfolio included AT&T in the United States and Enagas in Spain. AT&T was viewed as benefiting from competitors' weakness. Enagas was the initial public offering of the Spanish gas transportation system.

---------------------
*The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/ Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. It is not possible to invest directly in an index. Index performance is shown for informational purposes only and is not meant to represent the performance of any Morgan Stanley product.

Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 (UNAUDITED) continued

Looking Ahead

It appears that softness in the global economies will be with us for some time to come. As a result, the Fund's reorientation toward more-growth-oriented holdings has been delayed, and we anticipate that defensively oriented utilities will continue to show favorable relative performance.

We appreciate your ongoing support of the Morgan Stanley Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Global Utilities Fund
FUND PERFORMANCE - AUGUST 31, 2002

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (22.55)%(1) (26.62)%(2)
5 Years                     5.46 %(1)   4.33 %(2)
Since Inception (7/28/97)   4.10 %(1)   3.00 %(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (22.98)%(1) (23.73)%(2)
5 Years                     4.71 %(1)   4.71 %(2)
Since Inception (7/28/97)   3.35 %(1)   3.35 %(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (23.07)%(1) (26.84)%(2)
5 Years                     4.75 %(1)   4.48 %(2)
Since Inception (5/31/94)   7.04 %(1)   7.04 %(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (22.32)%(1)
5 Years                     5.76 %(1)
Since Inception (7/28/97)   4.38 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.9%)
              Australia (2.6%)
              Energy
 1,980,000    Australian Gas Light
               Company Ltd. ...........  $ 10,901,880
                                         ------------
              Canada (5.9%)
              Energy
   520,000    Enbridge Inc. ...........    15,351,206
                                         ------------
              Telecommunications
   490,000    BCE Inc. ................     8,925,090
                                         ------------
              Total Canada.............    24,276,296
                                         ------------
              France (2.3%)
              Electric Utilities
   415,000    Suez S.A. ...............     9,537,363
                                         ------------
              Germany (3.0%)
              Electric Utilities
   240,000    E. ON AG.................    12,378,844
                                         ------------
              Japan (1.1%)
              Telecommunications
     2,050    NTT DoCoMo, Inc. ........     4,356,185
                                         ------------
              New Zealand (2.6%)
              Telecommunications
 4,600,000    Telecom Corporation of
               New Zealand Ltd. .......    10,879,202
                                         ------------
              Spain (1.0%)
              Energy
   750,000    Enagas*..................     4,145,228
                                         ------------
              United Kingdom (2.6%)
              Telecommunications
   670,000    Vodafone Group PLC
               (ADR)...................    10,713,300
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              United States (74.8%)
              Electric Utilities
   395,000    Allegheny Energy,
               Inc. ...................  $  8,156,750
   460,000    Cinergy Corp. ...........    15,824,000
   355,000    Consolidated Edison,
               Inc. ...................    14,444,950
   375,000    Constellation Energy
               Group, Inc. ............    10,503,750
   250,000    Dominion Resources,
               Inc. ...................    15,677,500
   240,000    DPL, Inc. ...............     4,452,000
   370,000    DQE, Inc. ...............     5,553,700
   350,000    DTE Energy Co. ..........    15,018,500
   330,000    Duke Energy Corp. .......     8,853,900
   625,000    Energy East Corp. .......    13,075,000
   380,000    Entergy Corp. ...........    16,032,200
   315,000    Exelon Corp. ............    14,748,300
   120,000    FirstEnergy Corp. .......     3,960,000
   295,000    FPL Group, Inc. .........    16,838,600
   445,000    Pinnacle West Capital
               Corp. ..................    14,867,450
   225,000    PPL Corp. ...............     8,178,750
   415,000    Public Service Enterprise
               Group, Inc. ............    14,608,000
   530,000    Southern Co. (The).......    15,348,800
   255,000    TECO Energy, Inc. .......     5,036,250
   320,000    TXU Corp. ...............    15,475,200
                                         ------------
                                          236,653,600
                                         ------------
              Energy
   435,000    KeySpan Corp. ...........    15,242,400
   520,000    NiSource Inc. ...........    10,342,800
                                         ------------
                                           25,585,200
                                         ------------
              Telecommunications
   115,000    ALLTEL Corp. ............     4,836,900
   185,000    AT&T Corp. ..............     2,260,700
   365,000    AT&T Wireless Services
               Inc.*...................     1,803,100
   525,000    BellSouth Corp. .........    12,243,000

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   495,000    SBC Communications,
               Inc. ...................  $ 12,246,300
   410,000    Verizon Communications
               Inc. ...................    12,710,000
                                         ------------
                                           46,100,000
                                         ------------
              Total United States......   308,338,800
                                         ------------
              Total Common Stocks
              ($408,367,183)...........   395,527,098
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (3.4%)
              Repurchase Agreement
 $  14,034    Joint repurchase
               agreement account 1.875%
               due 09/03/02 (dated
               08/30/02; proceeds
               $14,036,924) (a)
               (Cost $14,034,000)......    14,034,000
                                         ------------

                                             VALUE
                                         -------------
Total Investments
(Cost $422,401,183) (b).....    99.3%    $409,561,098
Other Assets in Excess of
Liabilities.................     0.7        2,691,864
                               -----     ------------
Net Assets..................   100.0%    $412,252,962
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *    Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $40,114,234 and the aggregate gross unrealized depreciation is $52,954,319, resulting in net unrealized depreciation of $12,840,085.

SUMMARY OF INVESTMENTS

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Electric Utilities...........  $258,569,807       62.7%
Energy.......................    55,983,514       13.6
Repurchase Agreement.........    14,034,000        3.4
Telecommunications...........    80,973,777       19.6
                               ------------       ----
                               $409,561,098       99.3%
                               ============       ====

                                               PERCENT OF
TYPE OF INVESTMENT                 VALUE       NET ASSETS
---------------------------------------------------------
Common Stocks................  $395,527,098       95.9%
Short-Term Investment........    14,034,000        3.4
                               ------------       ----
                               $409,561,098       99.3%
                               ============       ====

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $422,401,183).......................................  $409,561,098
Receivable for:
    Investments sold........................................     1,910,265
    Dividends...............................................     1,476,747
    Foreign withholding taxes reclaimed.....................       259,439
    Shares of beneficial interest sold......................        77,439
Prepaid expenses and other assets...........................        68,947
                                                              ------------
    Total Assets............................................   413,353,935
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       411,816
    Distribution fee........................................       349,422
    Investment management fee...............................       230,329
Accrued expenses and other payables.........................       109,406
                                                              ------------
    Total Liabilities.......................................     1,100,973
                                                              ------------
    Net Assets..............................................  $412,252,962
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $521,461,197
Net unrealized depreciation.................................   (12,818,174)
Accumulated undistributed net investment income.............     5,543,100
Accumulated net realized loss...............................  (101,933,161)
                                                              ------------
    Net Assets..............................................  $412,252,962
                                                              ============
Class A Shares:
Net Assets..................................................    $5,479,598
Shares Outstanding (unlimited authorized, $.01 par value)...       520,188
    Net Asset Value Per Share...............................        $10.53
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $11.11
                                                              ============
Class B Shares:
Net Assets..................................................  $398,121,404
Shares Outstanding (unlimited authorized, $.01 par value)...    37,773,265
    Net Asset Value Per Share...............................        $10.54
                                                              ============
Class C Shares:
Net Assets..................................................    $6,999,884
Shares Outstanding (unlimited authorized, $.01 par value)...       669,713
    Net Asset Value Per Share...............................        $10.45
                                                              ============
Class D Shares:
Net Assets..................................................    $1,652,076
Shares Outstanding (unlimited authorized, $.01 par value)...       156,621
    Net Asset Value Per Share...............................        $10.55
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2002 (unaudited)

Net Investment Income:

Income
Dividends (net of $266,877 foreign withholding tax).........  $ 10,292,750
Interest....................................................       129,249
                                                              ------------
    Total Income............................................    10,421,999
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................         8,674
Distribution fee (Class B shares)...........................     2,518,794
Distribution fee (Class C shares)...........................        42,739
Investment management fee...................................     1,689,003
Transfer agent fees and expenses............................       460,507
Shareholder reports and notices.............................        61,640
Registration fees...........................................        30,268
Professional fees...........................................        28,558
Custodian fees..............................................        19,684
Trustees' fees and expenses.................................         6,077
Other.......................................................        12,965
                                                              ------------
    Total Expenses..........................................     4,878,909
                                                              ------------
    Net Investment Income...................................     5,543,090
                                                              ------------
Net Realized and Unrealized Loss:
Net realized gain (loss) on:
    Investments.............................................   (49,575,950)
    Foreign exchange transactions...........................         3,673
                                                              ------------
      Net Realized Loss.....................................   (49,572,277)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (24,160,418)
    Translation of forward currency contracts, other assets
     and liabilities denominated in foreign currencies......        36,182
                                                              ------------
      Net Depreciation......................................   (24,124,236)
                                                              ------------
    Net Loss................................................   (73,696,513)
                                                              ------------
Net Decrease................................................  $(68,153,423)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              AUGUST 31, 2002   FEBRUARY 28, 2002
                                                               -------------      -------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $   5,543,090      $  10,177,175
Net realized loss...........................................     (49,572,277)       (50,596,788)
Net change in unrealized appreciation.......................     (24,124,236)      (158,353,341)
                                                               -------------      -------------
    Net Decrease............................................     (68,153,423)      (198,772,954)
                                                               -------------      -------------
Dividends and Distributions to Shareholders from:
Net Investment income
    Class A shares..........................................        (203,097)           (86,514)
    Class B shares..........................................      (9,693,522)        (2,916,740)
    Class C shares..........................................        (186,203)           (52,476)
    Class D shares..........................................         (70,941)           (17,282)
Net realized gain
    Class A shares..........................................        --                 (372,544)
    Class B shares..........................................        --              (19,157,381)
    Class C shares..........................................        --                 (328,817)
    Class D shares..........................................        --                  (72,342)
                                                               -------------      -------------
    Total Dividends and Distributions.......................     (10,153,763)       (23,004,096)
                                                               -------------      -------------
Net decrease from transactions in shares of beneficial
  interest..................................................     (91,187,895)      (146,455,883)
                                                               -------------      -------------
    Net Decrease............................................    (169,495,081)      (368,232,933)
Net Assets:
Beginning of period.........................................     581,748,043        949,980,976
                                                               -------------      -------------
End of Period
(Including accumulated undistributed net investment income
of $5,543,100 and 10,153,773, respectively).................   $ 412,252,962      $ 581,748,043
                                                               =============      =============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,735,411 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2002 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $120, $370,263 and $928, respectively and received $9,438 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $24,109,959 and $116,491,707, respectively.

For the six months ended August 31, 2002, the Fund incurred brokerage commissions of $99,347 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $28,000.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                     AUGUST 31, 2002                  FEBRUARY 28, 2002
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES        AMOUNT             SHARES         AMOUNT
                                                ----------   -------------       -----------   -------------
CLASS A SHARES
Sold..........................................      40,782   $     503,846           366,356   $   5,697,942
Reinvestment of dividends and distributions...      13,962         162,659            27,987         415,054
Redeemed......................................    (153,655)     (1,845,074)         (803,287)    (11,548,891)
                                                ----------   -------------       -----------   -------------
Net decrease - Class A........................     (98,911)     (1,178,569)         (408,944)     (5,435,895)
                                                ----------   -------------       -----------   -------------
CLASS B SHARES
Sold..........................................     589,202       7,166,422         5,402,969      83,354,622
Reinvestment of dividends and distributions...     719,502       8,396,588         1,333,024      19,742,092
Redeemed......................................  (8,893,616)   (104,203,050)      (16,838,668)   (242,180,557)
                                                ----------   -------------       -----------   -------------
Net decrease - Class B........................  (7,584,912)    (88,640,040)      (10,102,675)   (139,083,843)
                                                ----------   -------------       -----------   -------------
CLASS C SHARES
Sold..........................................      40,400         455,363           162,689       2,432,646
Reinvestment of dividends and distributions...      14,970         173,348            24,580         361,327
Redeemed......................................    (146,002)     (1,689,737)         (358,948)     (5,101,645)
                                                ----------   -------------       -----------   -------------
Net decrease - Class C........................     (90,632)     (1,061,026)         (171,679)     (2,307,672)
                                                ----------   -------------       -----------   -------------
CLASS D SHARES
Sold..........................................      26,279         323,000           102,603       1,569,475
Reinvestment of dividends and distributions...       5,557          64,802             5,702          84,795
Redeemed......................................     (59,336)       (696,062)          (90,394)     (1,282,743)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class D.............     (27,500)       (308,260)           17,911         371,527
                                                ----------   -------------       -----------   -------------
Net decrease in Fund..........................  (7,801,955)  $ (91,187,895)      (10,665,387)  $(146,455,883)
                                                ==========   =============       ===========   =============

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

6. Federal Income Tax Status

As of February 28, 2002, the Fund had a net capital loss carryover of approximately $40,996,000 which will be available through February 28, 2010 to offset future capital gains to the extent provided by regulations.

Capital loss incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $9,621,000 during fiscal year 2002.

As of February 28, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2002, there were no outstanding forward contracts.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                         FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,               JULY 28, 1997*
                                         MONTHS ENDED     --------------------------------------------------        THROUGH
                                       AUGUST 31, 2002      2002          2001         2000**         1999     FEBRUARY 28, 1998
                                       ----------------   --------      --------      --------      --------   ------------------
                                         (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period..............................       $12.47         $16.51        $20.02        $17.16        $15.10          $13.77
                                            ------         ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income++..........         0.17           0.31          0.29          0.23          0.21            0.07
    Net realized and unrealized gain
    (loss)...........................        (1.75)         (3.91)        (1.22)         4.78          4.02            1.76
                                            ------         ------        ------        ------        ------          ------
Total income (loss) from investment
 operations..........................        (1.58)         (3.60)        (0.93)         5.01          4.23            1.83
                                            ------         ------        ------        ------        ------          ------
Less dividends and distributions
  from:
    Net investment income............        (0.36)         (0.08)        (0.26)        (0.20)        (0.21)          (0.07)
    Net realized gain................      --               (0.36)        (2.32)        (1.95)        (1.96)          (0.43)
                                            ------         ------        ------        ------        ------          ------
Total dividends and distributions....        (0.36)         (0.44)        (2.58)        (2.15)        (2.17)          (0.50)
                                            ------         ------        ------        ------        ------          ------
Net asset value, end of period.......       $10.53         $12.47        $16.51        $20.02        $17.16          $15.10
                                            ======         ======        ======        ======        ======          ======
Total Return+........................       (12.93)%(1)    (22.21)%       (5.05)%       30.68%        28.37%          13.74%(1)
Ratios to Average Net Assets:
Expenses.............................         1.14 %(2)(3)    1.06%(3)     1.00%(3)      1.06%(3)      1.10%(3)         1.18%(2)
Net investment income................         2.86 %(2)(3)    2.06%(3)     1.54%(3)      1.25%(3)      1.30%(3)         0.88%(2)
Supplemental Data:
Net assets, end of period, in
 thousands...........................       $5,480         $7,723       $16,970       $13,313        $4,892            $948
Portfolio turnover rate..............            5 %(1)        19%           31%           52%           40%             14%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28,
                                        MONTHS ENDED        ---------------------------------------------------------------------
                                       AUGUST 31, 2002        2002           2001           2000*          1999          1998**
                                       ---------------      ---------      ---------      ---------      ---------      ---------
                                         (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period..............................       $12.40            $16.50         $20.01         $17.15         $15.09         $12.66
                                            ------            ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income++..........         0.13              0.20           0.15           0.11           0.12           0.15
    Net realized and unrealized gain
    (loss)...........................        (1.75)            (3.89)         (1.22)          4.78           4.01           3.05
                                            ------            ------         ------         ------         ------         ------
Total income (loss) from investment
 operations..........................        (1.62)            (3.69)         (1.07)          4.89           4.13           3.20
                                            ------            ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income............        (0.24)            (0.05)         (0.12)         (0.08)         (0.11)         (0.15)
    Net realized gain................      --                  (0.36)         (2.32)         (1.95)         (1.96)         (0.62)
                                            ------            ------         ------         ------         ------         ------
Total dividends and distributions....        (0.24)            (0.41)         (2.44)         (2.03)         (2.07)         (0.77)
                                            ------            ------         ------         ------         ------         ------
Net asset value, end of period.......       $10.54            $12.40         $16.50         $20.01         $17.15         $15.09
                                            ======            ======         ======         ======         ======         ======
Total Return+........................       (13.27)%(1)       (22.75)%        (5.76)%        29.81%         27.60%         26.06%
Ratios to Average Net Assets:
Expenses.............................         1.89 %(2)(3)      1.82%(3)       1.74%(3)       1.74%(3)       1.71%(3)       1.80%
Net investment income................         2.11 %(2)(3)      1.30%(3)       0.80%(3)       0.57%(3)       0.69%(3)       1.08%
Supplemental Data:
Net assets, end of period, in
 thousands...........................     $398,121          $562,343       $914,995       $944,600       $540,820       $396,483
Portfolio turnover rate..............            5 %(1)           19%            31%            52%            40%            14%

---------------------

     *   Year ended February 29.
    **   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares held prior to that date have been designated
         Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                         FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,               JULY 28, 1997*
                                         MONTHS ENDED     --------------------------------------------------        THROUGH
                                       AUGUST 31, 2002      2002          2001         2000**         1999     FEBRUARY 28, 1998
                                       ----------------   --------      --------      --------      --------   ------------------
                                         (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period..............................       $12.33         $16.38        $19.90        $17.08        $15.07          $13.77
                                            ------         ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income++..........         0.13           0.22          0.14          0.09          0.07            0.01
    Net realized and unrealized gain
    (loss)...........................        (1.74)         (3.85)        (1.21)         4.76          4.02            1.76
                                            ------         ------        ------        ------        ------          ------
Total income (loss) from investment
 operations..........................        (1.61)         (3.63)        (1.07)         4.85          4.09            1.77
                                            ------         ------        ------        ------        ------          ------
Less dividends and distributions
  from:
    Net investment income............        (0.27)         (0.06)        (0.13)        (0.08)        (0.12)          (0.04)
    Net realized gain................      --               (0.36)        (2.32)        (1.95)        (1.96)          (0.43)
                                            ------         ------        ------        ------        ------          ------
Total dividends and distributions....        (0.27)         (0.42)        (2.45)        (2.03)        (2.08)          (0.47)
                                            ------         ------        ------        ------        ------          ------
Net asset value, end of period.......       $10.45         $12.33        $16.38        $19.90        $17.08          $15.07
                                            ======         ======        ======        ======        ======          ======
Total Return+........................       (13.08)%(1)    (22.78)%       (5.81)%       29.73%        27.36%          13.24%(1)
Ratios to Average Net Assets:
Expenses.............................         1.89 %(2)(3)    1.67%(3)     1.78%(3)      1.81%(3)      1.85%(3)         1.93%(2)
Net investment income................         2.11 %(2)(3)    1.45%(3)     0.76%(3)      0.50%(3)      0.55%(3)         0.06%(2)
Supplemental Data:
Net assets, end of period, in
 thousands...........................       $7,000         $9,374       $15,266       $10,156        $3,386            $161
Portfolio turnover rate..............            5 %(1)        19%           31%           52%           40%             14%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                         FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,               JULY 28, 1997*
                                         MONTHS ENDED     --------------------------------------------------        THROUGH
                                       AUGUST 31, 2002      2002          2001         2000**         1999     FEBRUARY 28, 1998
                                       ----------------   --------      --------      --------      --------   ------------------
                                         (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period..............................       $12.53         $16.54        $20.06        $17.18        $15.11          $13.77
                                            ------         ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income++..........         0.19           0.35          0.29          0.32          0.25            0.09
    Net realized and unrealized gain
    (loss)...........................        (1.75)         (3.91)        (1.18)         4.76          4.03            1.76
                                            ------         ------        ------        ------        ------          ------
Total income (loss) from investment
 operations..........................        (1.56)         (3.56)        (0.89)         5.08          4.28            1.85
                                            ------         ------        ------        ------        ------          ------
Less dividends and distributions
  from:
    Net investment income............        (0.42)         (0.09)        (0.31)        (0.25)        (0.25)          (0.08)
    Net realized gain................      --               (0.36)        (2.32)        (1.95)        (1.96)          (0.43)
                                            ------         ------        ------        ------        ------          ------
Total dividends and distributions....        (0.42)         (0.45)        (2.63)        (2.20)        (2.21)          (0.51)
                                            ------         ------        ------        ------        ------          ------
Net asset value, end of period.......        10.55          12.53         16.54         20.06         17.18           15.11
                                            ======         ======        ======        ======        ======          ======
Total Return+........................       (12.78)%(1)    (21.98)%       (4.85)%       31.08%        28.70%          13.90%(1)
Ratios to Average Net Assets:
Expenses.............................         0.89 %(2)(3)    0.82%(3)     0.78%(3)      0.81%(3)      0.85%(3)         0.92%(2)
Net investment income................         3.11 %(2)(3)    2.30%(3)     1.76%(3)      1.50%(3)      1.55%(3)         1.04%(2)
Supplemental Data:
Net assets, end of period, in
 thousands...........................       $1,652         $2,308        $2,750          $166          $117             $14
Portfolio turnover rate..............            5 %(1)        19%           31%           52%           40%             14%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAllnden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC, Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

MORGAN STANLEY
GLOBAL UTILITIES FUND


Semiannual Report
August 31, 2002



37873RPT-8413J02-ANS-10/02